Cover	Feb. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	001-41183
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4422 N. Ravenswood Ave #1025
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60640
City Area Code	251
Local Phone Number	280-1980
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Trading Symbol	WTMAU
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WTMA
Rights, each exchangeable into one-tenth of one share of Common Stock
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one share of Common Stock
Trading Symbol	WTMAR